Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Sales	$ 2,314,600	$ 1,284,639
Cost of sales
Cost of sales, excluding depletion	339,063	235,108
Depletion	303,889	246,944
Total cost of sales	642,952	482,052
Gross margin	1,671,648	802,587
General and administrative	46,767	40,668
Share based compensation	32,504	23,268
Donations and community investments	10,736	8,958
Impairment of mineral stream interests	0	108,861
Earnings from operations	1,581,641	620,832
Gain on disposal of mineral stream interests	85,724	0
Other income (expense)	36,463	29,061
Earnings before finance costs and income taxes	1,703,828	649,893
Finance costs	5,760	5,549
Earnings before income taxes	1,698,068	644,344
Income tax expense	226,348	115,204
Net earnings	$ 1,471,720	$ 529,140
Basic earnings per share	$ 3.242	$ 1.167
Diluted earnings per share	$ 3.237	$ 1.165
Weighted average number of shares outstanding
Basic	453,893,000	453,460,000
Diluted	454,685,000	454,119,000